Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	19,544,521	19,544,521	19,544,521
Common stock, shares issued	8,167,894	8,157,606	8,276,972
Common stock, shares outstanding	8,167,894	8,157,606	8,276,972
7GC Co Holdings INC [Member]
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, shares issued	1,847,894	1,837,606	1,956,972
Common Class A [Member] | 7GC Co Holdings INC [Member]
Common stock, subject to possible redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, subject to possible redemption, shares	3,329,638	5,076,777	23,000,000
Common stock, subject to possible redemption per share (in Dollars per share)		$ 10.23	$ 10
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,329,638	5,076,777
Common stock, shares outstanding	3,329,638	5,076,777
Temporary Equity, Shares Outstanding	3,329,638	5,076,777
Temporary Equity, Redemption Price Per Share	$ 10.65	$ 10.23
Common Class B [Member]
Common stock, shares issued	6,320,000	6,320,000	6,320,000
Common Class B [Member] | 7GC Co Holdings INC [Member]
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	5,750,000	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000	5,750,000
Series A Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,624,827	2,624,827	2,624,827
Preferred stock, shares issued	2,328,823	2,328,823	2,328,823
Preferred stock, shares outstanding	2,328,823	2,328,823	2,328,823